Fair Value of Financial Instruments - Summary Showing Sensitivity Analysis by Using Basis Point Variations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
Mar. 31, 2013
+100 basis points
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Estimated Increase (Decrease)In Fair Value Of Financial instrument	$ (235)
- 100 basis points
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Estimated Increase (Decrease)In Fair Value Of Financial instrument	$ 235